Commitments and Contingencies - Schedule of Notional Amount of Company's Off-Balance Sheet Financial Instruments (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule of Off-Balance Sheet Financial Instruments [Line Items]
Loans in process and commitments	$ 15,805,000	$ 15,247,000
Interest Rate Caps [Member]
Schedule of Off-Balance Sheet Financial Instruments [Line Items]
Letters of credit	230,000,000	170,000,000
Interest Rate Swaps [Member]
Schedule of Off-Balance Sheet Financial Instruments [Line Items]
Letters of credit	35,000,000	35,000,000
Standby [Member]
Schedule of Off-Balance Sheet Financial Instruments [Line Items]
Letters of credit	2,903,000	15,423,000
Commercial [Member]
Schedule of Off-Balance Sheet Financial Instruments [Line Items]
Lines of credit (unfunded)	29,009,000	21,544,000
Consumer [Member]
Schedule of Off-Balance Sheet Financial Instruments [Line Items]
Lines of credit (unfunded)	50,002,000	51,375,000
Fixed Interest Rate [Member]
Schedule of Off-Balance Sheet Financial Instruments [Line Items]
Loans in process and commitments	18,551,000	18,732,000
Variable Interest Rate [Member]
Schedule of Off-Balance Sheet Financial Instruments [Line Items]
Loans in process and commitments	$ 11,671,000	$ 13,617,000